CRYPTOCURRENCIES - Tabular disclosure of cryptocurrencies at cost and at market value (Details)	Dec. 31, 2025 CAD ($) item	Dec. 31, 2025 USD ($) item	Sep. 30, 2025 CAD ($) item	Sep. 30, 2025 USD ($) item
CRYPTOCURRENCIES
Cost	$ 127,549,448	$ 90,882,404	$ 105,517,247	$ 66,954,019
Market Value	$ 92,193,457		$ 126,529,342
SOL
CRYPTOCURRENCIES
Quantity | item	461,759	461,759	435,159	435,159
Cost	$ 113,707,044	$ 81,007,620	$ 105,371,837	$ 66,847,972
Market Value	$ 80,195,665		$ 126,415,294
JTO
CRYPTOCURRENCIES
Quantity | item	52,182	52,182	52,182	52,182
Cost	$ 145,410	$ 106,047	$ 145,410	$ 106,047
Market Value	$ 28,454		$ 114,048
jitoSOL
CRYPTOCURRENCIES
Quantity | item	53,911	53,911
Cost	$ 13,640,204	$ 9,741,001
Market Value	$ 11,943,716
laineSOL
CRYPTOCURRENCIES
Quantity | item	116	116
Cost	$ 56,789	$ 27,736
Market Value	$ 25,622